Supplement Dated September 2, 2014
To The Prospectus Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective September 2, 2014, for the JNL/Franklin Templeton Global Multisector Bond Fund, please delete all references to Canyon Chan.

In the section entitled "Summary Overview of Each Fund," under "Management" for the JNL/Goldman Sachs U.S. Equity Flex Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Andrew Braun	2005	Managing Director
Sean Gallagher	2005	Managing Director
Charles "Brook" Dane, CFA	2010	Vice President
Daniel Lochner	2014	Vice President

In the section entitled "Additional Information About the Funds" for the JNL/Goldman Sachs U.S. Equity Flex Fund, under "The Adviser and Portfolio Management," please delete the fourth bullet in its entirety and replace with the following:

•
Daniel Lochner (Vice President, Portfolio Manager) is a portfolio manager for the US Value Equity Team, where he has broad research responsibilities across the value portfolios. Mr. Lochner joined the US Value Equity Team in 2005 and has 9 years of investing experience. Mr. Lochner received a B.A. in Economics from the University of Richmond and an MBS from Columbia University's Graduate School of Business.

This Supplement is dated September 2, 2014.

Supplement Dated September 2, 2014
To The Statement of Additional Information
Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective September 2, 2014, for the JNL/Franklin Templeton Global Multisector Bond Fund, please delete all references to Canyon Chan.

Effective August 19, 2014, on page 138, please delete the table for JNL/Goldman Sachs U.S. Equity Flex Fund in its entirety and replace it with the following:

JNL/Goldman Sachs U.S. Equity Flex Fund

	Number of Other Accounts Managed and Total Assets by Account Type
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Andrew Braun	15	$20,082	1	$219	42	$6,337
Sean Gallagher	15	$20,161	1	$219	41	$6,262
Charles "Brook" Dane	3	$4,326	1	$219	35	$5,779
Daniel Lochner[1]	0	$0	0	$0	0	$0

	Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Andrew Braun	0	$0	0	$0	0	$0
Sean Gallagher	0	$0	0	$0	0	$0
Charles "Brook" Dane	0	$0	0	$0	0	$0
Daniel Lochner[1]	0	$0	0	$0	0	$0
1 Mr. Lochner's became a portfolio manager on August 19, 2014 and the information provided is as of June 30, 2014.

Effective August 19, 2014, on page 140, please delete the table entitled "Security Ownership of Portfolio Managers for the JNL/Goldman Sachs U.S. Equity Flex Fund as of December 31, 2013" for JNL/Goldman Sachs U.S. Equity Flex Fund in its entirety and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs U.S. Equity Flex Fund as of June 30, 2014

Security Ownership of Portfolio Managers	Andrew Braun	Sean Gallagher	Charles "Brook" Dane, CFA	Daniel Lochner
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated September 2, 2014.

(To be used with V3180 04/14 and V3180PROXY 04/14.)

CMX13703 09/14